Document and Entity Information	Sep. 19, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	FedEx Corporation
Amendment Flag	false
Entity Central Index Key	0001048911
Document Type	8-K
Document Period End Date	Sep. 19, 2024
Entity File Number	1-15829
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1721435
Entity Address, Address Line One	942 South Shady Grove Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38120
City Area Code	901
Local Phone Number	818-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, Par Value $0.10 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	FDX
Security Exchange Name	NYSE
0.450% Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2025
Trading Symbol	FDX 25A
Security Exchange Name	NYSE
1.625% Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	FDX 27
Security Exchange Name	NYSE
0.450% Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2029
Trading Symbol	FDX 29A
Security Exchange Name	NYSE
1.300% Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Notes due 2031
Trading Symbol	FDX 31
Security Exchange Name	NYSE
0.950% Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.950% Notes due 2033
Trading Symbol	FDX 33
Security Exchange Name	NYSE